Commitments And Contingencies (Tables)	12 Months Ended
Sep. 30, 2013
Commitments And Contingencies [Abstract]
Commitments Outstanding To Originate, Purchase, Or Participate In Loans

	2013	2012
	(Dollars in thousands)
Originate fixed-rate	$77,085	$102,449
Originate adjustable-rate	17,997	18,272
Purchase/participate fixed-rate	95,247	81,107
Purchase/participate adjustable-rate	40,528	31,315
	$230,857	$233,143